CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable
Due from (to) related parties	$ 0	$ 343	$ (71)
Accounts payable and accrued expense
Due from (to) related parties	0	60	0
Deferred rent
Due from (to) related parties	0	0	0
Deferred revenue
Due from (to) related parties	0	5,265	0
Other liabilities
Due from (to) related parties	(92)	8,234	0
Purchase of property and equipment
Due from (to) related parties	(8,059)	(7,202)	(5,343)
Other
Due from (to) related parties	$ 0	$ 4,496	$ (4)